February 2, 2006

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Reynolds Funds, Inc. File Nos. 033-21718 and 811-05549 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Reynolds Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.        The form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 22 to the Form N-1A Registration Statement filed by the Company on January 27, 2007, which became effective on January 31, 2006. This is the most recent amendment to such registration statement.

        2.        The text of Post-Effective Amendment No. 22 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 27, 2006.

Very truly yours,
REYNOLDS FUNDS, INC.
By: /s/ Camille F. Wildes
Camille F. Wildes,
Secretary